Segmented and geographic information, and major customers (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Three major customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	100.00%
Three major customers [Member] | Cosal Operations [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	49.00%
Three major customers [Member] | Galena Complex [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	51.00%
Two major customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		91.00%
Two major customers [Member] | Cosal Operations [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		45.00%
Two major customers [Member] | Galena Complex [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		46.00%